Loss Per Share - Summary of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Loss for the year	$ (513,580)	$ (101,504)	$ (170,044)
Weighted average number of ordinary shares outstanding	197,721,710	110,673,309	93,648,813
Adjusted weighted average shares			93,648,813
Basic loss per share	$ (2.6)	$ (0.92)	$ (1.82)
Diluted loss per share	$ (2.6)	$ (0.92)	$ (1.82)